Related Party Transactions - Narrative (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 17, 2022	Jun. 30, 2024	Jun. 30, 2023
Related Party Transactions
Accounts payable and accrued liabilities		$ 11,241	$ 12,737
Accounts receivable - unconsolidated affiliates		1,160
Accounts payable - unconsolidated affiliates		5,472
Officers
Related Party Transactions
Accounts payable and accrued liabilities		1,115	1,373
Telescope | MSA
Related Party Transactions
Funding period	1 year
Amount of costs incurred		1,013	764
Accounts payable and accrued liabilities		$ 53	$ 115